SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) (Paranthetical)	May 31, 2024
Mr. Neo Chin Heng [Member]
Equity method investment ownership percentage	50.00%
Mr. Ng Eng Guan [Member]
Equity method investment ownership percentage	50.00%
Soon Aik Global Pte Ltd [Member]
Equity method investment ownership percentage	25.00%